Leases (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of leases [Abstract]
Schedule of Lease Assets

	Product transportation and storage	Field equipment and power	Offshore vessels and equipment	Office leases and other	Total
At January 1, 2019 (1)	$823	$332	$252	$132	$1,539
Additions	452	43	12	20	527
Depreciation	(106)	(54)	(72)	(27)	(259)
Derecognitions	—	(6)	—	—	(6)
Foreign exchange adjustments and other	(3)	2	(10)	(1)	(12)
At December 31, 2019	$1,166	$317	$182	$124	$1,789
Additions (2)	17	121	7	3	148
Depreciation	(124)	(53)	(51)	(26)	(254)
Derecognitions	(20)	(5)	(10)	—	(35)
Foreign exchange adjustments and other	(1)	(1)	—	(1)	(3)
At December 31, 2020	$1,038	$379	$128	$100	$1,645
(1) The Company adopted IFRS 16 "Leases" on January 1, 2019 using the modified retrospective approach.
(2) The acquisition of Painted Pony in 2020 included lease assets of $93 million (note 7).
LEASE ASSETS, BY SEGMENT
As at December 31, 2020 and 2019, the Company had the following lease assets by segment:

	2020	2019
Exploration and Production
North America	$345	$300
North Sea	7	38
Offshore Africa	126	154
Oil Sands Mining and Upgrading	1,080	1,191
Head office	87	106
	$1,645	$1,789

Schedule of Lease Liabilities	Lease liabilities at December 31, 2020 and 2019 were as follows:

	2020	2019
Lease liabilities	$1,690	$1,809
Less: current portion	189	233
	$1,501	$1,576

Schedule of Leases Impact on Net Earnings and Cash Flow
Other amounts included in net earnings and cash flows during 2020 and 2019 are provided below:

	2020	2019
Expenses relating to short-term leases (1)	$409	$448
Interest expense on lease liabilities	$67	$70
Variable lease payments not included in the measurement of lease liabilities	$85	$118
Total cash outflows for leases (2)	$983	$1,178
(1)During 2020, the Company capitalized $197 million (2019 - $305 million) of short-term leases as additions to property, plant and equipment.
(2)Comprised of cash outflows relating to lease liabilities, short-term leases, and variable lease payments.